ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current, net	$4,511	$4,306
Non-current, net
Accounts receivable	56	60
Retainer on customer contract	68	68
Billing rights	604	555
Total non-current, net	$728	$683
Total	$5,239	$4,989
Non-current billing rights primarily represent unbilled rights arising at the partnership’s water and wastewater operations in Brazil from revenues earned from the construction on public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The partnership’s construction operations has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract are met.